S000016626 [Member] Expense Example, No Redemption - Western Asset Intermediate-Term Municipals Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 291
Expense Example, No Redemption, 3 Years	432
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,031
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	1,355
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	300
Expense Example, No Redemption, 10 Years	682
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	490
Expense Example, No Redemption, 10 Years	1,093
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 553